EQUITY	12 Months Ended
Dec. 31, 2021
EQUITY
EQUITY

16.   EQUITY

Common Shares

The Company’s authorized share capital includes an unlimited number of common shares with no par value. As at December 31, 2021, Agnico Eagle’s issued common shares totaled 245,435,804 (December 31, 2020 – 243,301,195), of which 433,947 common shares are held in trusts as described below (2020 - 416,881).

The common shares held in trusts relate to the Company’s RSU plan, PSU plan and a Long Term Incentive Plan (“LTIP”) for certain employees of the Partnership and CMC. The trusts have been evaluated under IFRS 10 - Consolidated Financial Statements and are consolidated in the accounts of the Company, with shares held in trust offset against the Company’s issued shares in its consolidated financial statements. The common shares purchased and held in trusts are excluded from the basic net income per share calculations until they have vested. All of the non-vested common shares held in trusts are included in the diluted net income per share calculations, unless the impact is anti-dilutive.

The following table sets out the maximum number of common shares that would be outstanding if all dilutive instruments outstanding as at December 31, 2021 were exercised:

Common shares outstanding at December 31, 2021	245,001,857
Employee stock options	4,482,941
Common shares held in trusts in connection with the RSU plan (Note 17C), PSU plan (Note 17D) and LTIP	433,947
Total	249,918,745

Net Income Per Share

The following table sets out the weighted average number of common shares used in the calculation of basic and diluted net income per share:

	Year Ended December 31,
	2021	2020
Net income for the year	$543,009	$511,607
Weighted average number of common shares outstanding - basic (in thousands)	243,708	241,508
Add: Dilutive impact of common shares related to the RSU plan, PSU plan and LTIP	598	695
Add: Dilutive impact of employee stock options	426	869
Weighted average number of common shares outstanding - diluted (in thousands)	244,732	243,072
Net income per share - basic	$2.23	$2.12
Net income per share - diluted	$2.22	$2.10

Diluted net income per share has been calculated using the treasury stock method. In applying the treasury stock method, outstanding employee stock options with an exercise price greater than the average quoted market price of the common shares for the period outstanding are not included in the calculation of diluted net income per share as the impact would be anti-dilutive.

For the year ended December 31, 2021, 2,806,786 (2020 – nil) employee stock options were excluded from the calculation of diluted net income per share as their impact would have been anti-dilutive.